Compass EMP Developed 500 Enhanced Volatility Weighted Index ETF
Compass EMP Developed 500 Enhanced Volatility Weighted Index ETF
Investment Objective:
The Fund seeks to provide investment results that match the performance of the CEMP International 500 Long/Cash Volatility Weighted Index before fees and expenses.
Fees and Expenses of the Fund:
This table describes the fees and expenses that you may pay if you buy and hold shares (“Shares”) of the Fund.  Investors may pay brokerage commissions on their purchases and sales of shares of the Fund in the secondary market, which are not reflected in the table or the example below.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (USD $)	Compass EMP Developed 500 Enhanced Volatility Weighted Index ETF
Shareholder Fees (fees paid directly from your investment)	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		Compass EMP Developed 500 Enhanced Volatility Weighted Index ETF
Management Fees		0.70%
Distribution and/or Service (12b-1) Fees		none
Other Expenses	[1]	0.31%
Total Annual Fund Operating Expenses		1.01%
Less Fee Waivers and Expense Reimbursements	[2]	0.23%
Total Annual Fund Operating Expenses After Fee Waivers and Expense Reimbursements		0.78%
[1]	Estimated for the current fiscal year.
[2]	Compass Efficient Model Portfolios, LLC (the "Advisor") has contractually agreed through October 31, 2015 to waive management fees and/or reimburse Fund expenses, but only to the extent necessary to maintain the Fund's Total Annual Fund Operating Expenses (exclusive of any taxes, interest, brokerage commissions, acquired fund fees and expenses, 12b-1 distribution and/or servicing fees and extraordinary expenses, such as litigation or reorganization costs, but inclusive of organizational costs and offering costs) at 0.78%. This agreement may only be terminated by the Fund's Board of Trustees on 60 days' written notice to the Advisor.

Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds.  The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that each Fund’s operating expenses remain the same.

Although your actual costs may be higher or lower, based upon these assumptions your costs would be:
Expense Example (USD $)	1 Year	3 Years
Compass EMP Developed 500 Enhanced Volatility Weighted Index ETF	80	299

Portfolio Turnover:
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.

Principal Investment Strategies
The Fund seeks to track the returns of the CEMP International 500 Long/Cash Volatility Weighted Index (the “Index”) before fees and expenses.  The Fund employs a representative sampling strategy, meaning it will invest in a sample of the stocks in the Index whose investment characteristics closely resemble the investment characteristics of the Index as a whole. However, the Fund may use a replication strategy to achieve its investment objective, meaning it generally may invest in all of the component securities of the Index, when the Advisor believes it is in the best interests of the Fund.

The Index is an unmanaged index that was created by the Fund’s investment advisor and generally consists of the common stock of the 500 largest companies by market capitalization that have their headquarters in a developed country (excluding the U.S. and emerging markets) and the stock of which trades on an exchange in a developed country (other than the U.S. and emerging markets).  Emerging markets are generally those with a less-developed economy and per-capita income significantly lower than the U.S. The Index includes only those companies with consistent positive earnings (at least its 4 most recent quarters) and is weighted based on the volatility of each stock.  Volatility is the extent to which the return of a security fluctuates between its highest price and its lowest price within a given period.  The weight of each member in the index is defined by its own volatility relative to the average volatility of all index members measured over the past 180 trading days.  Stocks with lower volatility receive a higher weighting and stocks with higher volatility receive a lower weighting.  The Index may include less than 500 stocks depending on the number of companies meeting the Index’s criteria.

The Index seeks to limit risk during unfavorable (non-normal) market conditions by reducing its exposure to the market.  Market conditions are measured by reference to the CEMP International 500 Volatility Weighted Index.  During a period of market decline, defined as a 10% drop from the all-time daily high and based on the month end value of the CEMP International 500 Volatility Weighted Index, exposure to the market may be as low as 25% depending on the magnitude and duration of such decline.  The Index will return to being fully invested if the month end value of the stocks in the CEMP International 500 Volatility Weighted Index returns to a -10% value from its daily high.  However, if the CEMP International 500 Volatility Weighted Index declines further to 20% from its recent highest value, 25% of the Index will be reinvested from cash equivalents back into the stocks of the CEMP International 500 Volatility Weighted Index at their current securities weighting.  If the CEMP International 500 Volatility Weighted Index declines still further to 30% from the recent highest value, another 25% of the Index will be reinvested back into the stocks of the CEMP International 500 Volatility Weighted Index at their current securities weighting.  If the CEMP International 500 Volatility Weighted Index declines even further to 40% (or more) from the recent highest value, the remaining 25% of the Index will be reinvested back into the stocks of the CEMP International 500 Volatility Weighted Index at their current securities weighting and the Index will then be 100% invested in stocks.  The Index’s exposure to the market is dictated by a mathematical index construction algorithm, which is not subject to discretionary human judgment or intervention.  The Index’s stock component is reconstituted every March and September.  Under normal market conditions, the Fund invests at least 80% of its assets (defined as net assets plus any borrowing for investment purposes) in the securities of issuers included in the Index as of its most recent reconstitution.

During unfavorable market conditions the Fund will invest its cash in excess of the amount required for stock investments primarily in fixed income securities, including domestic and foreign treasury bills and notes, commercial paper and corporate debt.  With respect to such excess cash investments, the Fund expects the dollar-weighted average fixed income maturity to be 12 months or less and the credit quality of such securities to be primarily investment grade (defined as having a rating of BBB- and above).  However, up to 20% of the fixed income portfolio may be composed of lower-quality corporate notes and bonds rated B- or higher, which are commonly referred to as “junk bonds.”

Principal Risks of Investing in the Fund
The following summarizes the principal investment risks of the Fund. Shares will change in value, and you could lose money by investing in the Fund.  The Fund may not achieve its investment objective and an investment in the Fund is not by itself a complete or balanced investment program.

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Currency Risk. The Fund’s net asset value per share (“NAV”) could decline as a result of changes in the exchange rates between foreign currencies and the U.S. dollar. Additionally, certain foreign countries may impose restrictions on the ability of issuers of foreign securities to make payment of principal and interest to investors located outside the country, due to blockage of foreign currency exchanges or otherwise.

•	ETF Structure Risks. The Fund is structured as an ETF and as a result is subject to special risks, including:

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Not Individually Redeemable.  Shares are not individually redeemable and may be redeemed by the Fund at NAV only in large blocks known as “Creation Units.”  You may incur brokerage costs purchasing enough Shares to constitute a Creation Unit.

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Trading Issues.  Trading in Shares on the Exchange (as defined below) may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable, such as extraordinary market volatility.  There can be no assurance that Shares will continue to meet the listing requirements of the Exchange.  There is no guarantee that an active secondary market will develop for Shares of the Fund.

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Market Price Variance Risk.  The market prices of Shares will fluctuate in response to changes in NAV and supply and demand for Shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security.  There may be times when the market price and the NAV vary significantly.  This means that Shares may trade at a discount to NAV.

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Fixed Income Risk. The value of the Fund’s investments in fixed income securities will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of fixed income securities owned by the Fund. On the other hand, if rates fall, the value of the fixed income securities generally increases. The value of fixed income securities typically falls when an issuer’s credit quality declines and may even become worthless if an issuer defaults.

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Foreign Exposure Risk. Special risks associated with investments in foreign markets may include less liquidity, greater volatility, less developed or less efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal standards.

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Index Risk. Because the Index’s allocation to cash versus securities may be reallocated monthly, there is a risk that the Index will not be able to immediately react to changes in market conditions that occur between reallocations.

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Junk Bond Risk.  Lower-quality fixed income securities, known as “high yield” or “junk” bonds, present greater risk than bonds of higher quality, including an increased risk of default.  These securities are considered speculative.

•	Limited History of Operations. The Fund is a new exchange traded fund (“ETF”) and has a limited history of operations for investors to evaluate.

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Passive Investment Risk.  The Fund is not actively managed and the Advisor will not sell shares of an equity security due to current or projected underperformance of a security, industry or sector, unless that security is removed from the Index or the selling of shares of that security is otherwise required upon a rebalancing of the Index as addressed in the Index methodology.

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Sampling Risk. The Fund’s use of a representative sampling strategy will result in its holding a smaller number of securities than are in the Index.  As a result, an adverse development with one or a small number of issuers of securities held by the Fund could result in a greater decline in NAV than would be the case if the Fund held all of the securities in the Index.  To the extent the assets in the Fund are smaller, these risks will be greater.

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Stock Market Risk. Overall stock market risks may affect the value of the Fund. Factors such as domestic and international economic growth and market conditions, interest rate levels and political events affect the securities markets.

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Tracking Risks. The Fund’s return may not match the return of the Index for a number of reasons, including: the Fund incurs operating expenses not applicable to the Index, and incurs costs in buying and selling securities; the Fund may not be fully invested at times; the performance of the Fund and the Index may vary due to asset valuation differences and differences between the Fund’s portfolio and the Index resulting from legal restrictions, cost or liquidity constraints.  Additionally, the use of sampling techniques may affect the Fund’s ability to achieve close correlation with its Index. The Fund’s use of a representative sampling strategy can be expected to produce a greater tracking risk than a replication strategy.

Performance:
Because the Fund has less than a full calendar year of investment operations, no performance information is presented for the Fund at this time.  In the future, performance information will be presented in this section of this Prospectus.  Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually.  Updated performance information is available by calling 1-866-376-7890.